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December 5, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:                         KKR Series Trust

Ladies and Gentlemen:

Enclosed for filing on behalf of KKR Series Trust (the “Trust”) is Post-Effective Amendment No. 2 (“PEA 2”) to the Trust’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”) on Form N-1A (the “Registration Statement”).  As discussed with John Ganley of the Staff of the Securities and Exchange Commission (“SEC”), this filing is being made for the limited purpose of providing the bar chart and table for KKR Alternative High Yield Fund, a series of the Trust, which includes, for the period January 1, 2012 through October 23, 2012, the performance of a privately offered fund (the “Private Fund”) managed by the Fund’s investment adviser that was reorganized into the Fund on October 23, 2012.

As counsel to the Trust, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this PEA 2 receive selective review from the SEC and its Staff of the changes contained herein, because the additional disclosures set forth in this PEA 2 are “not substantially different” from the disclosures that the Trust previously filed in Pre-Effective Amendment No. 2 to the Trust’s registration statement on Form N-1A, which included the same performance information of the Private Fund in the back of the Prospectus.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525, Allison M. Fumai, Esq. at 212.698.3526 or Kenneth E. Young, Esq. at 215.994.2988.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz, Esq.

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